Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000097933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000097932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000112453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000112454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000158840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Balanced ETF Portfolio
C000097936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
C000097937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
C000112457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
C000112458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
C000158842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Growth ETF Portfolio
C000097934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
C000097935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
C000112455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
C000112456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
C000158841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Without Sales Load [Member] | C000097933
Average Annual Return [Line Items]
Average Annual Return, Percent	2.72%	5.68%	4.91%		3.96%
Without Sales Load [Member] | C000097932
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	5.41%	4.65%		3.71%
Without Sales Load [Member] | C000112453
Average Annual Return [Line Items]
Average Annual Return, Percent	2.61%	5.35%	4.56%		3.61%
Without Sales Load [Member] | C000112454
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	5.05%	4.30%		3.35%
Without Sales Load [Member] | C000158840
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%	4.71%	(1.05%)	0.74%
Without Sales Load [Member] | C000097936
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	4.28%	6.56%		4.41%
Without Sales Load [Member] | C000097937
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	4.03%	6.29%		4.14%
Without Sales Load [Member] | C000112457
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%	3.95%	6.18%		4.04%
Without Sales Load [Member] | C000112458
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%	3.68%	5.94%		3.79%
Without Sales Load [Member] | C000158842
Average Annual Return [Line Items]
Average Annual Return, Percent	2.04%	4.32%	6.04%	4.02%
Without Sales Load [Member] | C000097934
Average Annual Return [Line Items]
Average Annual Return, Percent	2.61%	5.62%	5.98%		4.37%
Without Sales Load [Member] | C000097935
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%	5.39%	5.72%		4.12%
Without Sales Load [Member] | C000112455
Average Annual Return [Line Items]
Average Annual Return, Percent	2.41%	5.29%	5.63%		4.01%
Without Sales Load [Member] | C000112456
Average Annual Return [Line Items]
Average Annual Return, Percent	2.35%	5.00%	5.36%		3.76%
Without Sales Load [Member] | C000158841
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	3.37%	3.92%	3.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.44%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.44%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%		13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.44%